Cash and Cash Equivalents and Restricted Cash (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents and Restricted Cash [abstract]
Standby letters of credit and letters of guarantee	$ 2,890	$ 2,821